Assets and Liabilities Held for Sale or Exchange	12 Months Ended
Dec. 31, 2017
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Assets and Liabilities Held for Sale or Exchange

D.8. Assets and liabilities held for sale or exchange

Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	Note	December 31, 2017	December 31, 2016	December 31, 2015
Animal Health business	D.36.	-	6,376	5,626

Other		34	45	126
Assets held for sale or exchange		34	6,421	5,752
Animal Health business	D.36.	-	1,165	983

Other		-	30	-
Liabilities related to assets held for sale or exchange		-	1,195	983